SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Plan management has evaluated the effects of events that have occurred subsequent to December 31, 2025, through June 17, 2026, the date the financials were available to be issued, and determined that no such events have occurred.